Cover	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 8.01 of the Current Report on Form 8-K previously filed on July 25, 2019 to confirm that Nektar Therapeutics, a Delaware corporation ("Nektar") did not receive an action letter from the FDA regarding Nektar's NDA for NKTR-181, and as previously reported, Nektar continues to work with the FDA on the review of the NDA.
Document Period End Date	Jul. 23, 2019
Entity File Number	0-24006
Entity Registrant Name	NEKTAR THERAPEUTICS
Entity Central Index Key	0000906709
Entity Tax Identification Number	94-3134940
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	455 Mission Bay Boulevard South
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	(415)
Local Phone Number	482-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NKTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false